Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,672,516.81

Principal:
Principal Collections	$19,793,247.22
Prepayments in Full	$12,928,597.64
Liquidation Proceeds	$361,577.20
Recoveries	$5,321.56
Sub Total	$33,088,743.62
Collections	$34,761,260.43

Purchase Amounts:
Purchase Amounts Related to Principal	$22,718.74
Purchase Amounts Related to Interest	$196.29
Sub Total	$22,915.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,784,175.46

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,784,175.46
Servicing Fee	$716,280.19	$716,280.19	$0.00	$0.00	$34,067,895.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,067,895.27
Interest - Class A-2 Notes	$15,248.44	$15,248.44	$0.00	$0.00	$34,052,646.83
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$33,938,881.83
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$33,883,756.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,883,756.83
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$33,860,732.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,860,732.66
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$33,842,527.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,842,527.99
Regular Principal Payment	$30,325,327.67	$30,325,327.67	$0.00	$0.00	$3,517,200.32
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,517,200.32
Residual Released to Depositor	$0.00	$3,517,200.32	$0.00	$0.00	$0.00

Total		$34,784,175.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,325,327.67
Total					$30,325,327.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$30,325,327.67	$66.64	$15,248.44	$0.03	$30,340,576.11	$66.67
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$30,325,327.67	$23.05	$225,367.28	$0.17	$30,550,694.95	$23.22

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$107,636,066.25	0.2365316	$77,310,738.58	0.1698913
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$763,486,066.25	0.5802095	$733,160,738.58	0.5571638

Pool Information
Weighted Average APR	2.368%	2.352%
Weighted Average Remaining Term	47.76	46.90
Number of Receivables Outstanding	31,812	31,157
Pool Balance	$859,536,228.46	$826,297,703.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$799,407,056.11	$768,583,150.56
Pool Factor	0.6072319	0.5837501

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$57,714,552.46
Targeted Overcollateralization Amount	$93,136,964.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$93,136,964.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$132,384.64
(Recoveries)		8	$5,321.56
Net Loss for Current Collection Period			$127,063.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1774%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1691%
Second Prior Collection Period			0.0348%
Prior Collection Period			0.1079%
Current Collection Period			0.1809%
Four Month Average (Current and Prior Three Collection Periods)			0.1232%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		779	$1,101,787.96
(Cumulative Recoveries)			$155,574.59
Cumulative Net Loss for All Collection Periods			$946,213.37
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0668%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,414.36
Average Net Loss for Receivables that have experienced a Realized Loss			$1,214.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.74%	197	$6,089,419.19
61-90 Days Delinquent	0.10%	27	$849,042.94
91-120 Days Delinquent	0.01%	3	$104,362.13
Over 120 Days Delinquent	0.00%	1	$2,170.47
Total Delinquent Receivables	0.85%	228	$7,044,994.73

Repossession Inventory:
Repossessed in the Current Collection Period		15	$496,221.66
Total Repossessed Inventory		27	$904,380.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0614%
Prior Collection Period			0.0786%
Current Collection Period			0.0995%
Three Month Average			0.0798%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1156%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	15

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	101	$3,226,073.04
2 Months Extended	93	$3,400,339.95
3+ Months Extended	7	$242,408.82

Total Receivables Extended	201	$6,868,821.81

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer